Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 380
Additional provisions (See Note 8)	363
Provisions released (See Note 8)	(23)
Utilisation and other	(371)
Recharge	20
Reclassification from provisions to other assets	36
Ending balance	405
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	90
Additional provisions (See Note 8)	45
Provisions released (See Note 8)	(8)
Utilisation and other	(21)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	106
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	136
Additional provisions (See Note 8)	28
Provisions released (See Note 8)	0
Utilisation and other	(32)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	132
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	4
Additional provisions (See Note 8)	46
Provisions released (See Note 8)	(8)
Utilisation and other	(95)
Recharge	20
Reclassification from provisions to other assets	36
Ending balance	3
Property
Disclosure of other provisions [line items]
Beginning balance	47
Additional provisions (See Note 8)	16
Provisions released (See Note 8)	(6)
Utilisation and other	(10)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	47
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions (See Note 8)	4
Provisions released (See Note 8)	0
Utilisation and other	0
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	78
Restructuring
Disclosure of other provisions [line items]
Beginning balance	22
Additional provisions (See Note 8)	56
Provisions released (See Note 8)	0
Utilisation and other	(46)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	32
Other
Disclosure of other provisions [line items]
Beginning balance	7
Additional provisions (See Note 8)	168
Provisions released (See Note 8)	(1)
Utilisation and other	(167)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	£ 7